Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (1)(2)	Average summary compensation table total for non-PEO NEOs (3)	Average compensation actually paid to non-PEO NEOs (3)(4)	Total shareholder return (5)	Peer group total shareholder return (5)	Net income (loss) ($ in 000s) (6)	Adjusted EBITDAX ($ in 000s) (7)
2022	$4,257,837	$10,324,950	$2,655,733	$6,091,081	$224.80	$149.94	$650,617	$1,107,759
2021	$3,249,700	$10,909,821	$2,010,950	$6,337,733	$172.83	$104.20	$61,506	$247,880
2020	$4,096,325	$2,452,214	$2,452,765	$1,532,239	$84.20	$63.15	$(29,434)	$144,246
	$606,565	$(130,003)

Company Selected Measure Name		Adjusted EBITDAX
Named Executive Officers, Footnote [Text Block]	Summary Compensation Table Total for Principal Executive Officer (“PEO”) and Compensation Actually Paid to PEO include the following PEOs for each year shown:
•2022 and 2021: Robert J. Anderson.
•2020: Robert J. Anderson (top row), who was appointed as our President and Chief Executive Officer commencing April 1, 2020, and Frank A Lodzinski (bottom row) who resigned from the CEO role on that date but continues to serve in his role as Executive Chairman.
Summary Compensation Table Total for Non-PEO NEOs and Compensation Actually Paid to Non-PEO NEOs include the following NEOs for each year shown:
•2022: Steven Collins, Mark Lumpkin, Timothy Merrifield, and Tony Oviedo.
•2021: Frank A. Lodzinski, Steven Collins, Mark Lumpkin, Timothy Merrifield, and Tony Oviedo.
•2020: Steven Collins, Mark Lumpkin, Timothy Merrifield, and Tony Oviedo.

Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of CAP to PEOs as computed in accordance with Item 402(v) of Regulation S-K and shown in the Total column of the Summary Compensation Table (“SCT”) on page 42. The dollar amounts do not reflect the actual amount of compensation earned by or paid to PEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the compensation actually paid:
Adjustments to Determine CAP to PEOs

Year	SCT Total	Deduction for Amounts Reported under the Stock Awards Column in our SCT	Year-end Fair Value of Unvested Awards Granted during the Year	Vesting Date Fair Value of Vested Awards Granted during the Year	Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Years	Year-over-year Change in Fair Value as of Vesting Date of Vested Awards Granted in Prior Years	Fair Value at Prior Year-end of Awards Forfeited during the Year	CAP Total
2022	$4,257,837	$(2,943,703)	$2,479,480	$260,095	$5,259,905	$1,011,336	$—	$10,324,950
2021	$3,249,700	$(2,284,800)	$5,186,440	$268,520	$3,980,580	$509,381	$—	$10,909,821
2020 *	$4,096,325	$(3,363,125)	$2,024,835	$104,332	$(190,363)	$(219,790)	$—	$2,452,214
	$606,565	$(294,065)	$—	$178,723	$(287,543)	$(333,683)	$—	$(130,003)
*Includes Mr. Anderson (top row) and Mr. Lodzinski (bottom row).

Non-PEO NEO Average Total Compensation Amount		$ 2,655,733	$ 2,010,950	$ 2,452,765
Non-PEO NEO Average Compensation Actually Paid Amount		$ 6,091,081	6,337,733	1,532,239
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding Mr. Anderson and Mr. Lodzinski (for 2020), where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Anderson and Mr. Lodzinski (for 2020), where applicable) for each year to determine the compensation actually paid using the same methodology described above in footnote (2):
Adjustments to Determine CAP to Non-PEO NEOs

Year	SCT Total	Deduction for Amounts Reported under the Stock Awards Column in our SCT	Year-end Fair Value of Unvested Awards Granted during the Year	Vesting Date Fair Value of Vested Awards Granted during the Year	Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Years	Year-over-year Change in Fair Value as of Vesting Date of Vested Awards Granted in Prior Years	Fair Value at Prior Year-end of Awards Forfeited during the Year	CAP Total
2022	$2,655,733	$(1,710,766)	$1,440,975	$151,159	$3,005,660	$548,320	$—	$6,091,081
2021	$2,010,950	$(1,305,600)	$2,963,680	$153,440	$2,233,788	$281,475	$—	$6,337,733
2020	$2,452,765	$(1,921,565)	$1,156,897	$59,573	$(102,710)	$(112,721)	$—	$1,532,239

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]		Production (Boepd) •Adjusted EBITDAX •Free Cash Flow •Lease Operating Expense (LOE) + Cash G&A Costs ($/Boe) •Discounted Return on Investment (DROI) •Stock Price Performance
Total Shareholder Return Amount		$ 224.80	172.83	84.20
Peer Group Total Shareholder Return Amount		149.94	104.20	63.15
Net Income (Loss)		$ 650,617,000	$ 61,506,000	$ (29,434,000)
Company Selected Measure Amount		1,107,759,000	247,880,000	144,246,000
PEO Name	Frank A Lodzinski	Robert J. Anderson	Robert J. Anderson
Additional 402(v) Disclosure [Text Block]		TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the SPDR S&P Oil & Gas Exploration & Production ETF (“XOP”), which is the same peer group as for the Shareholder Return Performance Presentation in our Annual Report on Form 10-K for the year ended December 31, 2022.Reflects “Net Income” in our Statements of Operations included in our Annual Report on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Production (Boepd)
Non-GAAP Measure Description [Text Block]		Reflects “Adjusted EBITDAX” as presented in Annex A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDAX
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Lease Operating Expense (LOE) + Cash G&A Costs ($/Boe)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Discounted Return on Investment (DROI)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price Performance
Robert J. Anderson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,257,837	$ 3,249,700	$ 4,096,325
PEO Actually Paid Compensation Amount		10,324,950	10,909,821	2,452,214
Frank A Lodzinski [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				606,565
PEO Actually Paid Compensation Amount				(130,003)
PEO [Member] | Robert J. Anderson [Member] | Deduction for Amounts Reported under the Stock Awards Column in our SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,943,703)	(2,284,800)	(3,363,125)
PEO [Member] | Robert J. Anderson [Member] | Year-end Fair Value of Unvested Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,479,480	5,186,440	2,024,835
PEO [Member] | Robert J. Anderson [Member] | Vesting Date Fair Value of Vested Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		260,095	268,520	104,332
PEO [Member] | Robert J. Anderson [Member] | Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,259,905	3,980,580	(190,363)
PEO [Member] | Robert J. Anderson [Member] | Year-over-year Change in Fair Value as of Vesting Date of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,011,336	509,381	(219,790)
PEO [Member] | Robert J. Anderson [Member] | Fair Value at Prior Year-end of Awards Forfeited during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Frank A Lodzinski [Member] | Deduction for Amounts Reported under the Stock Awards Column in our SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(294,065)
PEO [Member] | Frank A Lodzinski [Member] | Year-end Fair Value of Unvested Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Frank A Lodzinski [Member] | Vesting Date Fair Value of Vested Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				178,723
PEO [Member] | Frank A Lodzinski [Member] | Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(287,543)
PEO [Member] | Frank A Lodzinski [Member] | Year-over-year Change in Fair Value as of Vesting Date of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(333,683)
PEO [Member] | Frank A Lodzinski [Member] | Fair Value at Prior Year-end of Awards Forfeited during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards Column in our SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,710,766)	(1,305,600)	(1,921,565)
Non-PEO NEO [Member] | Year-end Fair Value of Unvested Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,440,975	2,963,680	1,156,897
Non-PEO NEO [Member] | Vesting Date Fair Value of Vested Awards Granted during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		151,159	153,440	59,573
Non-PEO NEO [Member] | Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,005,660	2,233,788	(102,710)
Non-PEO NEO [Member] | Year-over-year Change in Fair Value as of Vesting Date of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		548,320	281,475	(112,721)
Non-PEO NEO [Member] | Fair Value at Prior Year-end of Awards Forfeited during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0